Subsequent Events (Details)	Dec. 11, 2025 $ / shares	Oct. 01, 2025 USD ($)	Oct. 01, 2025 HKD ($)
Forecast [Member]
Subsequent Events [Line Items]
Closing price per share	$ 1.52
Subsequent Event [Member] | Proplus Company Limited [Member]
Subsequent Events [Line Items]
Equity interest		100.00%	100.00%
Payments to Acquire Businesses, Gross		$ 10,000,000	$ 78,000,000